Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Judgements And Estimates Explanatory [Abstract]
Disclosure of accounting judgements and estimates [text block]
4.	Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates, and differences could be material. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected. Significant estimates and judgments made in the preparation of the consolidated financial statements are outlined below.

(a)	Reserves base

The natural gas and liquids properties are depreciated on a UOP basis at a rate calculated by reference to proved and probable reserves determined in accordance with National Instrument 51-101 “Standards of Disclosure for Oil and Gas Activities” and incorporating the estimated future cost of developing and extracting those reserves. Proved plus probable reserves are determined using estimates of natural gas and liquids in place, recovery factors and future natural gas and liquids prices. Future development costs are estimated using assumptions as to the number of wells required to produce the reserves, the cost of such wells and associated production facilities and other capital costs.

(b)	Determination of cash generating unit

Management has determined there to be a single CGU (the “Glacier Area”) on the basis of its ability to generate independent cash flows, similar reserve characteristics, geographical location, and shared infrastructure, namely a single processing plant owned by Advantage. For purposes of assessment of impairment, management has allocated all exploration and evaluation assets to the Glacier Area CGU, on the basis of their geographic proximity.

(c)	Impairment indicators and calculation of impairment

At each reporting date, Advantage assesses whether or not there are circumstances that indicate a possibility that the carrying values of exploration and evaluation assets and property, plant and equipment are not recoverable, or impaired. Such circumstances include, but are not limited to, incidents of physical damage, deterioration of commodity prices, changes in the regulatory environment, a reduction in estimates of proved and probable reserves, or significant increases to expected costs to produce and transport reserves.

When management judges that circumstances indicate potential impairment, property, plant and equipment are tested for impairment by comparing the carrying values to their recoverable amounts. The recoverable amounts of cash generating units are determined based on the higher of value-in-use calculations and fair values less costs of disposition. These calculations require the use of estimates and assumptions, that are subject to change as new information becomes available including information on future commodity prices, expected production volumes, quantities of reserves, discount rates, future development costs and operating costs.

(d)	Derivative assets and liabilities

Derivative assets and liabilities are recorded at their fair values at the reporting date, with gains and losses recognized directly into comprehensive income in the same period. The fair value of derivatives outstanding is an estimate based on pricing models, estimates, assumptions and market data available at that time. As such, the recognized amounts are non-cash items and the actual gains or losses realized on eventual cash settlement can vary materially due to subsequent fluctuations in commodity prices as compared to the valuation assumptions.

(e)	Decommissioning liability

Decommissioning costs will be incurred by the Corporation at the end of the operating life of the Corporation’s facilities and properties. The ultimate decommissioning liability is uncertain and can vary in response to many factors including changes to relevant legal requirements, the emergence of new restoration techniques, experience at other production sites, or changes in the risk-free discount rate. The expected timing and amount of expenditure can also change in response to changes in reserves or changes in laws and regulations or their interpretation. As a result, there could be significant adjustments to the provisions established which would affect future financial results.

(f)	Income taxes

Income tax laws and regulations are subject to change. Deferred tax liabilities that arise from temporary differences between recorded amounts on the statement of financial position and their respective tax bases will be payable in future periods. The amount of a deferred tax liability is subject to management’s best estimate of when a temporary difference will reverse and expected changes in income tax rates. These estimates by nature involve significant measurement uncertainty.